Financial Risk Management and Policies - Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management and Policies [Line Items]
Increase/ (decrease) of 3 months EIBOR	(1.00%)	(1.00%)
Effect on profit for the year	$ (55,459)	$ (71,304)
Interest rate risk [member]
Financial Risk Management and Policies [Line Items]
Increase/ (decrease) of 3 months EIBOR	1.00%	1.00%
Effect on profit for the year	$ 55,459	$ 71,304